Income Taxes (Components of Domestic and Foreign Income (Loss) and Provision for Current and Deferred Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income (loss) before income taxes:
Sony Corporation and all subsidiaries in Japan	¥ 166,158	¥ 149,256	¥ (88,855)
Foreign subsidiaries	85,461	155,248	128,584
Income before income taxes	251,619	304,504	39,729
Income taxes - Current:
Sony Corporation and all subsidiaries in Japan	49,739	41,080	40,321
Foreign subsidiaries	50,521	53,498	40,430
Current	100,260	94,578	80,751
Income taxes - Deferred:
Sony Corporation and all subsidiaries in Japan	11,478	(1,745)	(3,306)
Foreign subsidiaries	12,320	1,956	11,288
Deferred	23,798	211	7,982
Total income tax expense	¥ 124,058	¥ 94,789	¥ 88,733